Income Taxes - Summary of Net Operating Loss Carryforwards (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 606,601
France [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	244,105
United States [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	202,985
Germany [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	63,576
Netherlands [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	24,583
Japan [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	24,412
Australia [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	13,027
All Other [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 33,913